Semi-Annual Report
AUL American Individual Variable Annuity Unit Trust
June 30,2000

This report and the financial statements contained herein are for the general information of the Participants. The Report is not to be distrbuted to prospective investors as sales literature unless accompanied or preceded by an effective prospectus of AUL American Series Fund, Inc. and AUL American Individual Variable Annuity Unit Trust, which contains further information concerning the sales charge, expenses and other pertinent information.

Anerican United Life Insurance Company

A Message From The Chairman of the Board and President of
AUL American Series Fund,Inc.
To Participants in AUL American Individual Variable Annuity Unit Trust.

Recent evidence suggests the growth rate of the U.S. economy is finally moderating as consumer spending and residential real estate activity slowed during the second quarter. Although second quarter GDP rose at a 5.2% annualized rate, many economists believe economic growth during the second half of this year will slow to a more moderate 3.5% to 4.0% rate, well within the Federal Reserve's estimate of the non-inflationary growth potential for our economy. Federal Reserve intervention is a primary factor contributing to this slowdown. Fearing that inflationary pressures were mounting, Fed officials raised the Federal Funds rate by 175 basis points during the past twelve months. The goal was to orchestrate a "soft landing" by slowing growth just enough to cut off inflationary pressures while keeping unemployment stable.

During the first half of 2000, the equity market resembled a roller coaster ride as investors rotated repeatedly between "New Economy" stocks (primarily technology and growth companies) and "Old Economy" stocks (economically sensitive, value companies). The NASDAQ Composite, an index that is heavily weighted in technology companies, experienced extremely volatile returns during the first half of the year. Investors poured a great deal of money into technology stocks, pushing this index up 24% from the beginning of the year to its peak on March 10. The NASDAQ subsequently experienced a dramatic sell-off during April and May and although a recovery occurred in late May, this index still reported negative investment returns for the first six months of the year.

The S&P 500 and the Dow Jones Industrial Average, two other commonly quoted equity benchmarks, also experienced negative returns during the first half of the year.

Treasuries were the best performing sector of the bond market,outpacing corporate bonds and mortgage-backed securities by a wide margin. The huge federal government surplus has drastically reduced the supply of Treasuries. Government buy backs of existing long Treasury issues helped boost thirty-year Treasuries returns to 9.8% in the first half of the year, well ahead of the 4.0% return for the Lehman Aggregate Bond Index as well as the returns of major stock indices.

The late 1990s handsomely rewarded equity investors. Based on this experience, many investors now consider 20% annual returns to be "normal." Since major equity indices were still in negative territory for the first half of the year, the equity market may have trouble repeating this remarkable performance in the current year.

Signs of a slowing economy have raised the hopes of many bond investors that the Federal Reserve Bank has won the battle against inflation, eliminating the need for further short-term interest rate increases. The question remains, however, whether inflation has truly been suppressed given the low 4% unemployment rate in the U.S., higher energy prices, and mounting global economic strength.

In closing, American United Life remains committed to serving your investment needs. We appreciate your confidence and support.

                                                        /s/ R. Stephen Radcliffe
                                                           R.  Stephen Radcliffe
Chairman of the Board of Directors and President
Indianapolis,Indiana
July 31, 2000
                                       1

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                                       2

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

              AUL American Individual Variable Annuity Unit Trust
                            STATEMENTS OF NET ASSETS
                            June 30, 2000(unaudited)


                                                  AUL American Series Fund                         Fidelity

                               Equity             Money Market     Bond             Managed        High Income    Growth
S>

Assets:
Investments at value           $     234,574      $   1,532,634    $    569,614     $    441,228   $   959,842    $  7,921,617

Net assets                     $     234,574      $   1,532,634    $    569,614     $    441,228   $   959,842    $  7,921,617
Units outstanding                     53,418          1,445,255         111,011           93,617       205,847       1,193,769

Accumulation unit value        $        4.39      $        1.06    $       5.13     $       4.71   $      4.66    $       6.63
                                                Fidelity
                               Overseas           Asset Manager    Index 500        Equity-Income  Contrafund

Assets:
Investments at value           $   601,068        $    4,275,954   $  8,894,142     $    1,314,622 $   4,713,853

Net assets                     $   601,068        $    4,275,954   $  8,894,142     $    1,314,622 $   4,713,853

Units outstanding                   95,295                799,728     1,615,246            282,323       828,156

Accumulation unit value        $        6.31      $        5.35    $        5.51    $        4.66  $       5.69


The accompanying notes are an integral part of the financial statements.
                                       3


              AUL American Individual Variable Annuity Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                            June 30, 2000(unaudited)



                               American Century                    Alger                           Calvert

                               VP                 VP Income        American         American       Social Mid-Cap
                               International      and Growth       Growth           Small Cap      Growth


Assets:
Investments at value           $        685,889   $       757,270  $    11,259,770  $       35,912 $       173,045

Net assets                     $        685,889   $       757,270  $    11,259,770  $       35,912 $       173,045

Units outstanding                        94,107           140,583        1,804,245           6,889          29,583

Accumulation unit value        $        7.29      $        5.39    $        6.24    $       5.21   $        5.85

                               PBHG                                T. Rowe Price

                                                  Tech. &                           Limited-Term   Mid-Cap
                               Growth II          Comm.            Equity Income    Bond           Growth

Assets:
Investments at value           $   1,962,725      $    9,808,809   $   2,718,852    $     9,243    $   1,046

Net assets                     $   1,962,725      $    9,808,809   $   2,718,852    $     9,243    $   1,046

Units outstanding                    189,746             676,039         594,119          1,814          210

Accumulation unit value        $      10.34       $        14.51   $        4.58    $       5.09   $     4.97


The accompanying notes are an integral part of the financial statements.


              AUL American Individual Variable Annuity Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                            June 30, 2000(unaudited)


                               Janus                               SAFECO

                               Worldwide          Flexible
                               Growth             Income           Equity           Growth


Assets:
Investments at value           $    6,151,671     $     637,859    $   1,195,326    $    687,443

Net assets                     $    6,151,671     $     637,859    $   1,195,326    $    687,443

Units outstanding                     795,276           125,885           245,349        117,133

Accumulation unit value        $        7.74      $        5.07    $        4.86    $       5.87


The accompanying notes are an integral part of the financial statements.
                                       5



              AUL American Individual Variable Annuity Unit Trust
                            STATEMENTS OF OPERATIONS
                       for six months ended June 30, 2000
                                  (unaudited)

                               AUL American Series Fund                                            Fidelity

                               Equity             Money Market     Bond             Managed        High Income    Growth

Investment income:
Dividend income                $       -          $        47,004  $        1,244           -      $ 32,348       $  439,736
Net investment
income                                 -                   47,004           1,244           -        32,348          439,736

Gain (loss) on investments:
Net realized gain (loss)           (2,311)                    -            (3,259)     (7,506)       (1,301)         66,275
Net change in unrealized
appreciation
(depreciation)                     (1,074)                   647           20,077       9,280       (59,571)        (173,327)

Net gain (loss)                   (3,385)                    647           16,818       1,774       (60,872)         (107,052)
Increase (decrease) in
net assets from operations     $   ($3,385)       $       47,651   $        18,062  $   1,774      $ (28,524)     $   332,684
                                                  Fidelity

                               Overseas           Asset Manager    Index 500        Equity-Income  Contrafund

Investment income:
Dividend income                $     31,369       $     254,995    $     73,974     $     71,544   $   334,450
Net investment
income                               31,369             254,995          73,974           71,544       334,450

Gain (loss) on investments:
Net realized gain (loss)            (2,816)            (20,347)          58,492          (12,660)       2,162
Net change in unrealized
appreciation
(depreciation)                      (42,332)          (232,044)        (40,698)          (67,051)     (376,034)

Net gain (loss)                    (45,148)           (252,391)           17,794         (79,711)     (373,872)
Increase (decrease) in
net assets from operations     $        ($13,779) $       2,604    $        91,768  $     (8,167)  $      (39,422)



The accompanying notes are an integral partof the financial statements.


              AUL American Individual Variable Annuity Unit Trust
                      STATEMENTS OF OPERATIONS(continued)
                 for six months ended June 30, 2000(unaudited)



                               American Century                    Alger                           Calvert

                               VP                 VP Income        American         American       Social Mid-Cap
                               International      and Growth       Growth           Small Cap      Growth


Investment income:
Dividend income                $        5,926     $       1,706    $     1,279,976  $       37               -
Net investment
income                                  5,926            1,706           1,279,976          37                -
Gain (loss) on investments:
Net realized gain (loss)             (11,492)            1,544             117,764           -              217
Net change in unrealized
appreciation
(depreciation)                          3,639           (10,126)         (1,139,676)     1,456           13,337

Net gain (loss)                        (7,853)           (8,582)         (1,021,912)      1,456          13,554

Increase (decrease) in
net assets from operations     $        (1,927)   $        (6,876) $        258,064 $     1,493    $      13,554

                               PBHG                                                 T. Rowe Price

                                                  Tech. &                           Limited-Term   Mid-Cap
                               Growth II          Comm.            Equity Income    Bond           Growth

Investment income:
dividend income                $       -          $        -       $        57,857  $        -     $        -
Net investment
income                                 -                   -                57,857           -              -
Gain (loss) on investments:
Net realized gain (loss)           59,614            1,326,799             (57,197)          -              -
Net change in unrealized
appreciation
(depreciation)                     99,000            (770,502)             (45,958)         127             9
Net gain (loss)                   158,614             556,297             (103,155)          127            9
Increase (decrease) in
net assets from operations     $        158,614   $     556,297    $      (45,298)  $         127  $        9


The accompanying notes are an integral part of the financial statements.


              AUL American Individual Variable Annuity Unit Trust
                      STATEMENTS OF OPERATIONS (continued)
                       for six months ended June 30, 2000
                                  (unaudited)

                               Janus                               SAFECO

                               Worldwide          Flexible
                               Growth             Income           Equity           Growth


Investment income:
Dividend income                $        86,899    $      16,990            -                 -
Net investment
income                                  86,899            16,990            -                -
Gain (loss) on investments:
Net realized gain (loss)                149,164           (861)         (36,228)          4,785
Net change in unrealized
appreciation
(depreciation)                         (302,539)        (10,727)          13,020         (15,151)

Net gain (loss)                        (153,375)         (11,588)        (23,208)         (10,366)
Increase (decrease) in
net assets from operations     $       (66,476)   $        5,402   $     (23,208)   $     (10,366)


The accompanying notes are an integral part of the financial statements.
                                       8





              AUL American Individual Variable annuity Unit Trust
                      STATEMENTS OF CHANGES IN NET ASSETS


                               AUL American Series Fund

                               Equity                              Money Market                    Bond

                                                  For the period                    For the period                For the period
                               Six months         from 4/30/99     Six months       from 4/30/99   Six months     from 4/30/99
                               ended 6/30/00      (commencement)   ended 6/30/00    (commencement) ended 6/30/00  (commencement)
                               (unaudited)        to 12/31/99      (unaudited)      to 12/31/99    (unaudited)    to 12/31/99

Increase in net assets
from operations:
net investment income          $       -          $        23,809  $        47,004  $        17,365$   1,244      $  15,330
Net realized gain (loss)             (2,311)               (1,129)               -                -   (3,259)           643
Net change in unrealized
appreciation (depreciation)          (1,074)              (23,880)             647                -    20,077        (16,152)

Increase (decrease)
in net assets
from operations                      (3,385)              (1,200)          47,651            17,365    18,062           (179)
Contract owner transactions:
    Proceeds from units sold           130,943           138,557           8,050,122      3,462,742   368,009        358,280
    Cost of units redeemed             (11,011)          (17,830)        (8,621,938)    (1,406,231)   (93,302)       (77,694)
Account charges                        (1,060)              (440)           (11,486)        (5,591)   (2,840)        (722)

Increase (decrease)                 118,872          120,287               (583,302)      2,050,920    271,867      279,864

Net increase (decrease)             115,487           119,087             (535,651)       2,068,285    289,929      279,685
Net assets, beginning              119,087                  -             2,068,285              -     279,685            -
Net assets, ending             $        234,574   $   119,087      $       1,532,634$     2,068,285$   569,614    $ 279,685

Units sold                          30,067            30,150               7,698,402      3,379,687     73,821       72,207
Units redeemed                      (2,755)           (4,044)            (8,257,387)    (1,375,447)    (19,290)      15,727)

Net increase (decrease)              27,312           26,106               (558,985)     2,004,240      54,531       56,480
Units outstanding, beginning          26,106            -                  2,004,240            -       56,480            -

Units outstanding,ending             53,418            26,106              1,445,255     2,004,240     111,011       56,480


The accompanying notes are an integral part of the financial statements.

              AUL American Individual Variable Annuity Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)


                               AUL American Series Fund            Fidelity

                               Managed                             High Income                     Growth

                                                  For the period                    For the period                For the period
                               Six months         from 4/30/99     Six months       from 4/30/99   Six months     from 4/30/99
                               ended 6/30/00      (commencement)   ended 6/30/00    (commencement) ended 6/30/00  (commencement)
                               (unaudited)        to 12/31/99      (unaudited)      to 12/31/99    (unaudited)    to 12/31/99


Increase in net assets
from operations:
net investment income          $       -          $        32,960  $        32,348  $        -     $ 439,736      $        -
Net realized gain (loss)          (7,506)           (2,773)          (1,301)           (644)          66,275          26,954
Net change in unrealized
appreciation (depreciation)      9,280             (32,118)           (59,571)          8,848        (173,327)       344,940
Increase (decrease)
in net assets
from operations                    1,774             (1,931)          (28,524)          8,204           332,684      371,894

Contract owner transactions:
     Proceeds from units sold           271,758           327,276           700,632       428,105     6,490,328     3,428,715
       Cost of units redeemed          (59,078)         (95,806)           (99,453)       (43,589)   (1,918,117)    (740,797)
Account charges                         (2,093)          (672)              (4,414)        (1,119)      (36,023)      (7,067)

Increase (decrease)                    210,587          230,798           596,765          383,397    4,536,188      2,680,851

Net increase (decrease)               212,361           228,867           568,241          391,601    4,868,872      3,052,745
Net assets, beginning                 228,867           -                 391,601                -    3,052,745              -
Net assets, ending             $        441,228   $        228,867 $      959,842   $      391,601 $  7,921,617   $  3,052,745

Units sold                           58,583              68,906            147,860          89,332    1,013,756       609,978
Units redeemed                      (13,389)            (20,483)          (21,926)         (9,419)      (303,734)      (126,231)

Net increase (decrease)             45,194              48,423            125,934          79,913        710,022       483,747
Units outstanding, beginning        48,423                   -             79,913               -        483,747             -

Units outstanding, ending           93,617              48,423            205,847          79,913      1,193,769       483,747


The accompanying notes are an integral part of the financial statements.


              AUL American Individual Variable Annuity Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)


                               Fidelity

                               Overseas                            Asset Manager                   Index 500

                                                  For the period                    For the period                For the period
                               Six months         from 4/30/99     Six months       from 4/30/99   Six months     from 4/30/99
                               ended 6/30/00      (commencement)   ended 6/30/00    (commencement) ended 6/30/00  (commencement)
                               (unaudited)        to 12/31/99      (unaudited)      to 12/31/99    (unaudited)    to 12/31/99


Increase in net assets
from operations:
net investment income          $       31,369     $        -       $        254,995 $        -     $   73,974     $       -
Net realized gain (loss)              (2,816)           15,874             (20,347)        7,040       58,492          (447)
Net change in unrealized
appreciation (depreciation)           (42,332)         15,283              (232,044)      63,762      (40,698)        227,830
Increase (decrease)
in net assets
from operations                       (13,779)          31,157           2,604             70,802      91,768          227,383
Contract owner transactions:
     Proceeds from units sold           640,738           430,217        3,541,005      1,971,095    7,323,612      4,019,721
     Cost of units redeemed             (196,263)       (288,008)         (970,968)       (315,030) (2,245,204)     (473,610)
Account charges                         (2,575)             (419)          (20,299)         (3,255)   (41,968)        (7,560)

Increase (decrease)                     441,900          141,790         2,549,738      1,652,810    5,036,440       3,538,551
Net increase (decrease)                428,121          172,947            2,552,342    1,723,612    5,128,208       3,765,934
Net assets, beginning                  172,947              -              1,723,612         -       3,765,934               -

Net assets, ending             $        601,068   $       172,947  $      4,275,954 $   1,723,612  $ 8,894,142    $   3,765,934

Units sold                              100,705           75,427            666,645       381,330    1,355,324         771,273
Units redeemed                          (31,440)          (49,397)         (187,082)      (61,165)    (420,020)        (91,331)
Net increase (decrease)                  69,265          26,030            479,563        320,165     935,304         679,942
Units outstanding, beginning             26,030            -               320,165          -         679,942            -
Units outstanding, ending                95,295           26,030           799,728        320,165   1,615,246          679,942


The accompanying notes are an integral part of the financial statements.


              AUL American Individual Variable Annuity Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)


                               Fidelity                                                            American Century

                               Equity-Income                       Contrafund                      VP International

                                                  For the period                    For the period                For the period
                               Six months         from 4/30/99     Six months       from 4/30/99   Six months     from 4/30/99
                               ended 6/30/00      (commencement)   ended 6/30/00    (commencement) ended 6/30/00  (commencement)
                               (unaudited)        to 12/31/99      (unaudited)      to 12/31/99    (unaudited)       to 12/31/99


Increase in net assets
from operations:
net investment income          $       71,544     $        -       $        334,450 $        -     $    5,926     $        -
Net realized gain (loss)             (12,660)          (914)                 2,162        16,928      (11,492)        41,844
Net change in unrealized
appreciation (depreciation)          (67,051)         5,755                (376,034)      208,647      3,639           3,826
Increase (decrease)
in net assets
from operations                      (8,167)           4,841            (39,422)          225,575     (1,927)         45,670

Contract owner transactions:

     Proceeds from units sold           839,738           806,109         3,687,399     2,275,731    2,094,358       588,572
       Cost of units redeemed         (219,557)          (100,005)         (940,822)     (467,309)  (1,521,446)     (516,850)
Account charges                         (6,595)          (1,742)           (22,168)        (5,131)      (2,183)         (305)

Increase (decrease)                    613,586           704,362           2,724,409    1,803,291      570,729          71,417
Net increase (decrease)              605,419          709,203            2,684,987       2,028,866      568,802        117,087
Net assets, beginning                709,203           -                2,028,866              -        117,087            -
Net assets, ending             $        1,314,622 $        709,203 $       4,713,853$    2,028,866 $    685,889   $    117,087

Units sold                            183,258            169,651            645,949        438,226      271,221        94,767
Units redeemed                        (49,175)          (21,411)           (169,577)       (86,442)    (192,214)     (79,667)

Net increase (decrease)                134,083          148,240             476,372         351,784     79,007       15,100
Units outstanding, beginning           148,240           -                 351,784          -           15,100            -
Units outstanding, ending             282,323           148,240            828,156         351,784      94,107       15,100


The accompanying notes are an integral part of the financial statements.



              AUL American Individual Variable Annuity Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)

                               American Century                    Alger

                                                                                                   American
                               VP Income & Growth                  American Growth                 Small Cap

                                                  For the period                    For the period For the period
                               Six months         from 4/30/99     Six months       from 4/30/99   from 5/1/00
                               ended 6/30/00      (commencement)   ended 6/30/00    (commencement) (commencement)
                               (unaudited)        to 12/31/99      (unaudited)      to 12/31/99    to 6/30/00


Increase in net assets
from operations:
net investment income          $        1,706     $       -        $      1,279,976 $        -     $        37
Net realized gain (loss)                1,544             779               117,764      29,899            -
Net change in unrealized
appreciation (depreciation)           (10,126)          6,520            (1,139,676)    460,391         1,456
Increase (decrease)
in net assets
from operations                   (6,876)          7,299             258,064            490,290         1,493

Contract owner transactions:
       Proceeds from units sold           721,666          135,916         9,075,197  5,180,465        36,630
         Cost of units redeemed          (86,102)         (11,451)       (2,439,813) (1,241,651)      (2,185)
Account charges                          (2,896)           (286)            (52,539)    (10,243)       (26)

Increase (decrease)                  632,668           124,179           6,582,845     3,928,571       34,419
Net increase (decrease)              625,792          131,478            6,840,909     4,418,861       35,912
Net assets, beginning                131,478           -                 4,418,861        -                -
Net assets, ending             $       757,270    $        131,478 $    11,259,770  $    4,418,861 $   35,912

Units sold                         133,505           25,676            1,477,411          954,698       7,331
Units redeemed                     (16,419)          (2,179)           (406,120)          (221,744)    (442)
Net increase (decrease)             117,086          23,497            1,071,291          732,954     6,889
Units outstanding, beginning          23,497            -               732,954          -                 -
Units outstanding, ending           140,583          23,497            1,804,245          732,954     6,889 <

The accompanying notes are an integral part of the financial statements.
                                       13



              AUL American Individual Variable Annuity Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)


                               Calvert                             PBHG

                               Mid-Cap Growth                      Growth II        Technology & Communications

                                                  For the period                    For the period                For the period
                               Six months         from 4/30/99     Six months       from 4/30/99   Six months     from 4/30/99
                               ended 6/30/00      (commencement)   ended 6/30/00    (commencement) ended 6/30/00  (commencement)
                               (unaudited)        to 12/31/99      (unaudited)      to 12/31/99    (unaudited)    to 12/31/99


Increase in net assets
from operations:
net investment income          $       -          $        3,785   $        -       $        -     $        -     $        -
Net realized gain (loss)                217               1                 59,614           960     1,326,799      128,532
Net change in unrealized
appreciation (depreciation)          13,337                 661             99,000         51,705     (770,502)     1,325,481
Increase (decrease)
in net assets
from operations                      13,554                4,447            158,614        52,665      556,297      1,454,013

Contract owner transactions:
       Proceeds from units sold         133,347           44,789          2,190,704       313,141     10,429,379   3,105,350
         Cost of units redeemed        (22,413)             (1)           (695,790)      (48,900)     (5,103,105)   (581,067)
Account charges                           (572)           (106)            (7,268)          (441)      (45,265)     (6,793)

Increase (decrease)                    110,362          44,682            1,487,646       263,800      5,281,009    2,517,490
Net increase(decrease)                 123,916          49,129            1,646,260       316,465      5,837,306    3,971,503

Net assets, beginning                   49,129            -                 316,465          -         3,971,503         -
Net assets, ending             $       173,045    $      49,129    $     1,962,725  $     316,465  $   9,808,809  $  3,971,503

Units sold                              24,411            9,386           234,151         43,696         750,508      378,892
Units redeemed                         (4,192)             (22)           (81,145)        (6,956)       (394,562)     (58,799)
Net increase (decrease)            20,219              9,364             153,006           36,740        355,946     320,093
Units outstanding, beginning       9,364                  -               36,740           -             320,093         -
Units outstanding, ending           29,583           9,364               189,746          36,740         676,039     320,093



The accompanying notes are an integral part of the financial statements.
                                       14


              AUL American Individual Variable Annuity Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)

                               T. Rowe Price                                                       Janus

                                                                   Limted-Term      Mid-Cap
                               Equity-Income                       Bond             Growth         Worldside Growth

                                                  For the period   For the period   For the period                For the period
                               Six months         from 4/30/99     from 5/1/00      from 5/1/00    Six months     from 4/30/99
                               ended 6/30/00      (commencement)   (commencement)   (commencement) ended 6/30/00  (commencement)
                               (unaudited)        to 12/31/99      to 6/30/00       to 6/30/00     (unaudited)    to 12/31/99


Increase in net assets
from operations:
net investment income          $        57,857    $       63,443   $        -       $      -       $     86,899   $     -
Net realized gain (loss)              (57,197)           (6,874)            -                           149,164           456
Net change in unrealized
appreciation (depreciation)           (45,958)          (71,712)          127               9          (302,539)     393,826
Increase (decrease)
in net assets
from operations                       (45,298)          (15,143)         127               9            (66,476)     394,282

Contract owner transactions:
  Proceeds from units sold            2,044,263           1,800,003        9,138            1,038        5,680,205     1,471,147
  Cost of units redeemed             (823,015)            (223,821)        -                  -        (1,219,459)     (78,122)
Account charges                       (13,628)             (4,509)           (22)             (1)      (25,918)         (3,988)

Increase (decrease)                 1,207,620            1,571,673          9,116           1,037      4,434,828       1,389,037
Net increase(decrease)               1,162,322           1,556,530          9,243           1,046      4,368,352       1,783,319
Net assets, beginning               1,556,530                 -                 -             -        1,783,319          -
Net assets, ending             $        2,718,852 $      1,556,530 $        9,243   $        1,046 $   6,151,671  $     1,783,319

Units sold                            450,537           378,964           1,818            210           724,274     247,219
Units redeemed                       (187,187)          (48,195)         (4)               -            (164,299)   (11,918)

Net increase (decrease)              263,350          330,769           1,814            210             559,975     235,301
Units outstanding, beginning         330,769           -                 -                -              235,301        -
Units outstanding, ending            594,119           330,769           1,814            210            795,276    235,301


The accompanying notes are an integral part of the financial statements.

                    AUL American Individual Variable Annuity
           UNIT TRUSTSTATEMENTS OF CHANGES IN NET ASSETS (continued)


                               Janus                              SAFECO

                               Flexible Income                     Equity                          Growth

                                                  For the period                    For the period                For the period
                               Six months         from 4/30/99     Six months       from 4/30/99   Six months     from 4/30/99
                               ended 6/30/00      (commencement)   ended 6/30/00    (commencement) ended 6/30/00  (commencement)
                               (unaudited)        to 12/31/99      (unaudited)      to 12/31/99    (unaudited)    to 12/31/99

Increase in net assets
from operations:
net investment income          $       16,990     $        9,396   $        -       $        36,991$        -     $        -
Net realized gain (loss)                (861)             654               (36,228)         635        4,785            493
Net change in unrealized
appreciation (depreciation)        (10,727)             (7,420)       13,020            (22,330)       (15,151)      19,076

Increase (decrease)
in net assets
from operations                       5,402             2,630            (23,208)        15,296        (10,366)      19,569

Contract owner transactions:
      Proceeds from units sold       468,239           325,979           1,041,278       752,225        613,606     175,796
        Cost of units redeemed      (116,602)           (44,197)          (513,751)      (68,517)       (84,508)    (23,833)
      Account charges                 (3,005)             (587)             (5,849)       (2,148)       (2,443)    (378)

Increase (decrease)                 348,632           281,195           521,678          681,560        526,655    151,585
Net increase (decrease)             354,034           283,825           498,470          696,856        516,289    171,154
Net assets, beginning               283,825             -                 696,856          -            171,154         -
Net assets, ending             $    637,859       $    283,825     $    1,195,326   $    696,856   $    687,443   $ 171,154

Units sold                          93,037              65,692            216,339        153,339        102,615      34,306
Units redeemed                     (23,855)             (8,989)          (110,110)       (14,219)      (15,073)     (4,715)

Net increase (decrease)             69,182           56,703            106,229           139,120        87,542       29,591
Units outstanding, beginning        56,703            -                139,120                -         29,591            -
Units outstanding, ending          125,885           56,703            245,349           139,120         117,133      29,591



The accompanying notes are an integral part of the financial statements.
                                       16

                         NOTES TO FINANCIAL STATEMENTS


1.   Summary of Significant Accounting Policies
The AUL American Individual Variable Annuity Unit Trust (Variable Account) was established by American United Life Insurance Company(R)(AUL) on November 11, 1998, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced operations on April 30, 1999. The Variable Account is a segregated investment account for individual variable annuity contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by the AUL American Series Fund, Inc. (AUL American Series Fund), Fidelity Variable Insurance Products Fund (Equity-Income, Growth, High Income, Overseas) and Fidelity Variable Insurance Products Fund II (Asset Manager, Contrafund, Index
500) (Fidelity), American Century Variable Portfolios, Inc. (American Century), Alger American Fund (Alger), Calvert Variable Series (Calvert), Janus Aspen Series (Janus), SAFECO Resources Series Trust (SAFECO), T. Rowe Price Equity Series, Inc. , T. Rowe Price Fixed Income Series, Inc. (T. Rowe Price), and PBHG Insurance Series Fund, Inc. (PBHG).

Security  Valuation   Transactions  and  Related  Income
The market value of investments is based on the closing bid prices at June 30, 2000. Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date.

Taxes
Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.Account Charges
With respect to variable individual annuity policies funded by the variable account, total account charges during the period ended June 30, 2000 and year ended December 31, 1999 were $313,136 and $63,502, respectively.Deductions are described as follows:

No Surrender Charge Contract:
AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense risk charges of 1.45% per year for the first 10 policy years and 1.35% per year thereafter, (3) an annual contract charge of $30.00 each year in which an account value does not exceed a specific amount; (4) other charges for federal, state, or local income taxes incurred by AUL that are attributable to the variable account. No charge is currently being assessed. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

Surrender Charge Contract:
AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense risk charges range from 1.00% to 1.15% per year for the first 10 policy years and from .90% to 1.05% per year thereafter, (3) an annual contract charge of $30.00 each year in which an account value does not exceed a specific amount, (4) other charges for federal, state, or local income taxes incurred by AUL that are attributable to the variable account. No charge is currently being assessed. (5) withdrawal charges on surrenders exceeding 12% of the account value range from 10% to 0%, depending on policy duration, for flexible premium contracts, and 7% to 0%, depending on policy duration, for one year flexible premium contracts. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

                         NOTES TO FINANCIAL STATEMENTS(continue)

3. Accumulation Unit Value The change in the Accumulation Unit Value per unit for the six month period ended June 30, 2000 or from commencement of operations, May 1, 2000, through June 30, 2000, is:


                               6/30/00            12/31/99         Change
AUL American Series Fund:
Equity                         $       4.391311   $        4.561758        -3.7%
Money Market                           1.061004            1.031951         2.8%
Bond                                   5.131292            4.951919         3.6%
Managed                                4.713141            4.726423        -0.3%
Fidelity:
High Income                            4.662892            4.900344        -4.8%
Growth                                 6.633400            6.310891         5.1%
Overseas                               6.307406            6.644067        -5.1%
Asset Manager                          5.346536            5.383504        -0.7%
Index 500                              5.506362            5.538617        -0.6%
Equity Income                          4.656445            4.784154        -2.7%
Contrafund                             5.691965            5.767705        -1.3%
American Century:
VP International                       7.288135            7.754350        -6.0%
VP Income and Growth                   5.386854            5.586601        -3.6%
Alger:
American Growth                        6.239299            6.028981         3.5%
Calvert:
Mid-Cap Growth                         5.849543            5.246767        11.5%
PBHG:
Growth II                             10.343803            8.613602        20.1%
Technology
&  Communications                     14.509185           12.408317        16.9%
T. Rowe Price:
Equity Income                          4.576670            4.705788        -2.7%
Janus:
Worldwide Growth                       7.735229            7.578881         2.1%
Flexible Income                        5.066989            5.005508         1.2%
SAFECO:
Equity                                 4.863695            5.009025        -2.9%
Growth                                 5.868896            5.784060         1.5%

                               6/30/00            5/01/00          Change
Alger:
American Small Cap             $        5.212841  $        5.000000         4.3%
T.Rowe Price:
Limited-Term Bond                       5.094408           5.000000         1.9%
Mid-Cap Growth                          4.973090           5.000000        -0.5%

4. Cost of Investments
   The cost of investments at June 30, 2000, is:

AUL American Series Fund:
Equity                         $       259,528
Money Market                         1,531,987
Bond                                   565,689
Managed                                464,066
Fidelity:
High Income                          1,010,565
Growth                               7,750,002
Overseas                               628,117
Asset Manager                        4,444,236
Index 500                            8,707,010
Equity Income                        1,375,918
Contrafund                           4,881,240
American Century:
VP International                       678,424
VP Income  and Growth                  760,876
Alger:
American Growth                     11,939,056
American Small Cap                      34,456
Calvert:
Social
Mid-Cap  Growth                $        159,048
PBHG:
Growth II                             1,812,021
Technology &
  Communications                      9,253,829
T. Rowe Price:
Equity Income                         2,836,521
Limited-Term Bond                         9,116
Mid-Cap Growth                            1,037
Janus:
Worldwide Growth                      6,060,385
Flexible Income                         656,006
 SAFECO:
Equity                                1,204,635
Growth                                  683,518


5. Net Assets
   Net Assets at June 30, 2000 are:

                               AUL American Series Fund                                            Fidelity

                               Equity             Money Market     Bond             Managed        High Income    Growth


Proceeds from units sold       $        269,500   $    11,512,863  $        726,290 $      599,035 $1,128,738     $  9,919,042
Cost of units redeemed                 (28,841)       (10,028,168)         (170,996)      (154,884) (143,043)       (2,658,914)
Account charges                        (1,500)           (17,077)          (3,562)          (2,765)   (5,533)         (43,091)
Net investment income                    23,809            64,369            16,574         32,960    32,348          439,736
Net realized gain (loss)                 (3,440)           -                (2,617)        (10,280)  (1,945)          93,229
Unrealized appreciation
(depreciation)                          (24,954)          647                3,925        (22,838)   (50,723)       171,615
                               $        234,574   $   1,532,634    $        569,614 $      441,228 $  959,842     $ 7,921,617


                               Fidelity

                               Overseas           Asset Manager    Index  500       Equity-income  Contrafund

Proceeds from units sold       $        1,070,956 $      5,512,100 $   11,343,334   $ 1,645,847    $ 5,963,131
Cost of units redeemed                  (484,271)      (1,285,997)     (2,718,815)    (319,562)     (1,408,131)
Account charges                           (2,994)         (23,554)        (49,528)     (8,337)      (27,299)
Net investment income                     31,369           254,995         73,974       71,544       334,450
Net realized gain (loss)                 13,057           (13,308)         58,045      (13,574)      19,089
Unrealized appreciation
(depreciation)                          (27,049)          (168,282)         187,132     (61,296)     (167,387)
                               $    601,068       $      4,275,954 $      8,894,142 $   1,314,622  $  4,713,853




                   NOTES TO FINANCIAL STATEMENTS (continued)



5. Net Assets (continued)
   Net Assets at June 30, 2000 are:

                               American Century                    Alger                           Calvert

                               VP                 VP Income        American         American       Social Mid-Cap
                               International      and Growth       Growth           Small Cap      Growth


Proceeds from units sold       $        2,682,929 $        857,583 $     14,255,662 $      36,630  $   178,138
Cost of units redeemed                (2,038,296)         (97,553)      (3,681,463)        (2,185)    (22,414)
Account charges                           (2,487)           (3,183)        (62,782)          (26)        (678)
Net investment income                       5,926            1,706        1,279,976            37       3,785
Net realized gain (loss)                   30,352            2,323          147,663          -            217
Unrealized appreciation
(depreciation)                              7,465           (3,606)       (679,286)          1,456      13,997
                               $       685,889    $        757,270 $    11,259,770  $       35,912 $   173,045

                               PBHG                                T. Rowe Price

                                                  Tech &                            Limited-Term   Mid-Cap
                               Growth II          Comm.            Equity Income    Bond           Growth


Proceeds from units sold       $       2,503,847  $   13,534,727   $    3,844,265   $        9,138 $   1,038
Cost of units redeemed                 (744,690)      (5,684,171)     (1,046,837)                -       -
Account charges                          (7,709)        (52,058)        (18,137)             (22)       (1)
Net investment income                         -               -         121,301                -       -
Net realized gain (loss)                 60,573       1,455,331        (64,071)                 -        -
Unrealized appreciation
(depreciation)                          150,704           554,980      (117,669)             127         9
                               $     1,962,725    $    9,808,809   $  2,718,852     $     9,24 3   $   1,046



                               Janus                               SAFECO

                               Worldwide          Flexible
                               Growth             Income           Equity           Growth


Proceeds from units sold       $        7,151,353 $        794,218 $      1,793,502 $  789,402
Cost of units redeemed                 (1,297,581)        (160,799)       (582,268)    (108,341)
Account charges                           (29,906)          (3,591)         (7,997)      (2,821)
Net investment income                       86,899          26,386           36,991          -
Net realized gain (loss)                   149,620           (208)          (35,593)      5,278
Unrealized appreciation
(depreciation)                             91,286         (18,147)          (9,309)       3,925
                               $        6,151,671 $       637,859  $     1,195,326  $   687,443

American United Life Insurance Company
        One American Square
        P.O. BOX 368
        Indianapolis, Indiana 46206-0368
        www.aul.com
7-15014 (6/00)